Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Basic and Diluted Earnings Per Share

	2022 pence	2021 (1) pence	2020 (1) pence

Basic earnings per share from continuing operations	110.8	82.9	122.4

Basic earnings per share from discontinued operations	260.6	26.7	22.0

Total basic earnings per share	371.4	109.6	144.4

Diluted earnings per share from continuing operations	109.2	81.8	120.9

Diluted earnings per share from discontinued operations	257.0	26.4	21.7

Total diluted earnings per share	366.2	108.2	142.6

(1)
The 2021 and 2020 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41) and/or the impact of Share Consolidation (see Note 37).

Schedule of Numbers of Shares Earnings Per Share
The numbers of shares used in calculating basic and diluted earnings per share are reconciled below.

Weighted average number of shares in issue	2022 millions	2021 (2) millions	2020 (2) millions

Basic	4,026	4,003	3,981

Dilution for share options and awards	58	49	49

Diluted	4,084	4,052	4,030

(2)	Restated to reflect the impact share consolidation (see N ote 37).